Leases	12 Months Ended
Mar. 31, 2025
Leases
Leases

6. Leases

The financed lease asset is included in plant and equipment, net. The following table shows finance lease liabilities, ROU assets — operating lease, operating lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Assets
Right-of-use assets – operating lease, net	5,894	28,914
	5,894	28,914
Liabilities
Finance lease liabilities, current	5,334	5,334
Finance lease liabilities, non-current	13,777	18,666
Weighted average remaining lease term (in years)	3.6	4.6
Weighted average discount rate (%)	4.0	4.0

Operating lease liabilities, current	5,943	21,231
Operating lease liabilities, non-current	-	5,943
Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate (%)	3.9	3.9

Information relating to financing and operating lease activities during the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Finance leases:
Depreciation of assets	5,128	6,232	8,485
Interest of finance lease liabilities	800	820	1,137
Total lease expenses	5,928	7,052	9,622

Operating lease:
Operating lease cost – straight line	23,020	22,160	22,536

Cash outflows related to finance leases:
Financing cash outflows – principal paid	5,334	33,910	8,645
Financing cash outflows – interests paid	800	820	1,137
	6,134	34,730	9,782

Cash outflows related to operating lease:
Operating cash outflows – rental paid	23,846	23,846	23,846

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

6. Leases (cont.)

Finance lease contracts are entered into for fixed term of 48-60 months, Lease terms are negotiated on an individual basis and contain different terms and conditions.

The Company has an operating lease for office space with lease terms of two years.

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2025	2024
	USD	USD
Year ending March 31,
2025	-	6,134
2026	6,134	6,134
2027	6,134	6,134
2028	6,134	6,134
2029	3,066	3,066
Total undiscounted finance lease payments	21,468	27,602
Less: imputed interest	(2,357)	(3,602)
Finance lease liabilities recognized in the Consolidated Balance Sheet	19,111	24,000

Maturities of lease payments under operating lease liabilities were as follows:

	As of March 31,
	2025	2024
	USD	USD
Year ending March 31,
2025	-	23,846
2026	5,962	5,962
Total undiscounted operating lease payments	5,962	29,808
Less: imputed interest	(19)	(2,634)
Operating lease liabilities recognized in the Consolidated Balance Sheet	5,943	27,174

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements